FEDERATED INTERNATIONAL SERIES, INC.

 Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 31, 2011

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED INTERNATIONAL SERIES, INC. (the “Trust” or “Registrant”)
Federated International Bond Fund (the “Fund”)
Class A Shares
Class B Shares
Class C Shares
1933 Act File No. 2-91776
1940 Act File No. 811-3984
Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated January 31, 2011, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 57 on January 28, 2011.

If you have any questions regarding this certification, please contact me at (412) 288-8239.

Very truly yours,

/s/ Andrew P. Cross
Andrew P. Cross
Assistant Secretary